Initial Public Offering (Details Textual) (Unit [Member], USD $)	0 Months Ended		12 Months Ended
	Mar. 30, 2011	Mar. 24, 2011	Dec. 31, 2011
Unit [Member]
Sale of Stock, Number of Shares Issued in Transaction	106,500	4,000,000
Sale of Stock, Price Per Share		$ 8
Investment Warrants, Exercise Price	$ 5
Warrant Redemption Price	$ 0.01
Sale Price Of Ordinary Share	$ 10.50
Underwriting Discount Percentage			3.50%
Underwriting Discount			$ 1,149,820
Unit Purchase Option Price			$ 100
Unit Purchase Option Grant Date Fair Value			$ 1,486,000
Unit Purchase Option Grant Date Fair Value Per Unit			$ 3.72
Fair Value Assumptions, Expected Volatility Rate			54.10%
Fair Value Assumptions, Risk Free Interest Rate			2.625%
Fair Value Assumptions, Expected Term			5 years
Unit Purchase Option Exercise Price			$ 8.80
Unit Purchase Option Units Issued			400,000